Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 25,469,580	$ 30,143,687
Less: allowance for doubtful accounts	(2,991,001)	(3,680,803)
Accounts receivable, net	$ 22,478,579	$ 26,462,884